Description Of Business And Basis Of Presentation - Additional Information (Detail) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net loss	$ (2,984,151)	$ 4,368,352	$ (4,832,201)	$ 1,384,201
Net cash used in operating activities			301,844	1,023,195
Accumulated deficit	(3,448,000)		(4,832,201)	(3,448,000)		$ (4,832,201)
Enjoy Technology Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net loss				(95,425,000)	$ (50,756,000)	(157,784,000)	$ (89,694,000)
Net cash used in operating activities				71,844,000	$ 40,187,000	95,342,000	90,295,000
Accumulated deficit	$ (517,358,000)		$ (421,933,000)	$ (517,358,000)		$ (421,933,000)	$ (264,339,000)